As filed with the Securities and Exchange Commission on August 13, 2024

Registration No. 333-280732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1 ☒

Post-Effective Amendment No. ☐

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St.,

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

Title of Securities Being Registered:  Shares of The Cook & Bynum Fund, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on September 12, 2024 pursuant to Rule 488 under the Securities Act of 1933, as amended, unless effectiveness is accelerated as requested by the Registrant.

Explanatory Comment

The Registrant is filing this Pre-Effective Amendment to its Registration Statement on Form N-14, originally filed with the U.S. Securities and Exchange Commission via EDGAR on July 9, 2024 (Accession No. 0001999371-24-008422), in order to include a new effective date for the Registration Statement of September 12, 2024 under Rule 488 of the Securities Act of 1933 (“1933 Act”), as amended. The Registrant expects to request acceleration of effectiveness of this Pre-Effective Amendment under Rule 461 of the 1933 Act.

The  Registrant’s Proxy Statement/Prospectus, SAI and Part C filed with the initial Form N-14 on July 9, 2024 is incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, World Funds Trust, has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, and Commonwealth of Virginia, on this 13th day of August, 2024.

WORLD FUNDS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated

Signature	Title	Date

*David J. Urban	Trustee	August 13, 2024

*Mary Lou H. Ivey	Trustee	August 13, 2024

*Theo H. Pitt, Jr.	Trustee	August 13, 2024

*Laura V. Morrison	Trustee	August 13, 2024

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	August 13 2024

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	August 13, 2024

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

Exhibit Index

(11) (ll)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to The Cook & Bynum Fund.